Current Composition of Senior Secured Credit Facility (Detail) (Senior Secured Credit Facility, USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Sep. 13, 2013
Debt Instrument [Line Items]
Senior secured credit facility, term loans	$ 1,000,000
Commercial Tranche
Debt Instrument [Line Items]
Senior secured credit facility, term loans	500,000	500,000
EKN Sub-Tranche
Debt Instrument [Line Items]
Senior secured credit facility, term loans	250,000	250,000
Bank Sub-Tranche
Debt Instrument [Line Items]
Senior secured credit facility, term loans	$ 250,000	$ 250,000